Summary of Significant Accounting Policies - Summary of Recurring Fair Values Measurements Categorized within Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Beginning Balance	$ 445	$ 1,514	$ 1,514
Net addition/(disposal) of financial assets	$ (445)	(1,069)
Issuance of convertible promissory notes			500
Settlement of conversion option of convertible promissory notes upon exercise			(500)
Ending Balance		$ 445	$ 1,514